Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 94,531	$ (50,704)	$ (469)	$ (14,962)	$ 28,396	$ 263	$ 28,659
Total net income (loss)		(27,501)			(27,501)	285	(27,216)
Total other comprehensive income (loss)			302		302		302
Distributions to non-controlling interests						(339)	(339)
Acquisitions of commons shares for Restricted Share Unit (RSU) plan				(2,865)	(2,865)		(2,865)
Release of treasury shares	(17,570)			17,570
Exercise of stock options	502				502		502
Shares withheld for taxes	(362)				(362)		(362)
Equity-settled share-based payment	38,403				38,403		38,403
Balance at Dec. 31, 2023	115,504	(78,205)	(167)	(257)	36,875	209	37,084
Total net income (loss)		(26,541)			(26,541)	88	(26,453)
Total other comprehensive income (loss)			875		875		875
Distributions to non-controlling interests						(300)	(300)
Acquisitions of commons shares for Restricted Share Unit (RSU) plan				(36,283)	(36,283)		(36,283)
Release of treasury shares	(34,085)			34,085
Exercise of stock options	6,275				6,275		6,275
Exercise of warrants	862				862		862
Shares withheld for taxes	(2,832)				(2,832)		(2,832)
Equity-settled share-based payment	52,916				52,916		52,916
Balance at Dec. 31, 2024	$ 138,639	$ (104,746)	$ 708	$ (2,455)	$ 32,146	$ (3)	$ 32,143